Goodwill and Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets amortization expense recognized	¥ 8,557	¥ 7,706	¥ 7,961